Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Share-based Compensation

(24) Share-based Compensation

(a) 2022 Options

On August 12, 2022, the Group granted share options (“2022 Options”) to its independent directors to purchase up to 4,000,000 ordinary shares of the Group (equivalent to 10,000 Class A ordinary shares giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025). Pursuant to the option agreements entered into between the Group and the option grantees, the options vest over a four-year service period starting from the date of grant, with 30% (“Option D1”), 30% (“Option D2”), 20% (“Option D3”) and the remaining 20% (“Option D4”) of the options being vested on August 31 of each of the years starting from 2023 to 2026, respectively, subject to the continuous service of the option grantees. The 2022 Options expire no later than August 1, 2032, subject to earlier termination upon an optionee’s cessation of service. The 2022 Options had an exercise price of US$0.2305 (RMB1.64) (equivalent to US$92.2 (RMB672) per Class A ordinary shares giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025) and an intrinsic value of US$0.0020 (RMB0.01) (equivalent to US$0.80 (RMB4) per Class A ordinary shares giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025) per ordinary share on the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model.

For the year ended December 31, 2025, changes in the status of total outstanding options, were as follows:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of January 1, 2025	10,000	0.2305	4.19	—
Forfeited	(33)
Outstanding as of December 31, 2025	9,967	0.2305	3.19	—

As certain independent director resigned from the board during the year, with the board approval, the vesting of the options granted to such independent director has been accelerated on the date of resignation. Options to purchase 33 shares were forfeited for the year ended December 31, 2025. For the years ended December 31, 2024 and 2025, share-based compensation expenses of RMB2,409 and nil were recognized in connection with the 2022 Options, respectively. As of December 31, 2024 and 2025, unrecognized share-based compensation expense related to unvested share options granted to the independent directors totaled RMB312 and nil, respectively. As of December 31, 2025, unrecognized share-based compensation expense related to unvested share options granted to the independent directors was nil.

(b) Restricted Share Units (“RSUs”)

On August 16, 2023, the board of directors of the Group granted restricted share units of 536,990 ADSs (“RSUs”) to one of our former executive offices. Giving effect to the subsequent termination of AIFU’s ADS facility and its 1-for-400 reverse share split, the grant was adjusted to 26,850 RSUs, with each RSU representing the right to receive one post-consolidation Class A ordinary share. Pursuant to the agreement entered into between the Group and the grantee, the ADSs vest over a five-year service period starting from the date of grant, with 5,000 RSUs, 5,000 RSUs, 6,850 RSUs, 5,000 RSUs and the remaining 5,000 RSUs to be vested on June 30 of each of the years starting from 2024 to 2028, respectively, subject to the continuous service of the grantee. The fair value of the RSUs was measured as the grant-date market price of the Group’s stock at US$6.35/ADS (equivalent to US$127 per Class A ordinary shares giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025).

On July 15, 2024, the board of directors of the Group granted an additional RSUs of 268,200 RSUs to the former executive office. Giving effect to the subsequent termination of AIFU’s ADS facility and its 1-for-400 reverse share split, the grant was adjusted to 13,410 RSUs, with each RSU representing the right to receive one post-consolidation Class A ordinary share. Pursuant to the agreement entered into between the Group and the grantee, the RSUs vest over a two-year service period starting from the date of grant. Upon resignation of this executive office in September 30, 2024, the board has approved that a total of RSUs of 40,000 post-split Class A ordinary shares will be immediately vested to him with a lock up period of 30 months and the remaining RSUs granted to him were forfeited. The fair value of the RSUs was measured as the grant-date market price of the Group’s stock at US$1.42/ADS (equivalent to US$28.4 per post-split Class A ordinary shares).

On November 17, 2024, the board of directors of the Group granted RSUs of 1,000,000 RSUs to the new chair of the board. Giving effect to the subsequent ADR facility termination and 1-for-400 reverse share split, the grant was adjusted to 50,000 RSUs, with each RSU representing a right to receive one post-split Class A ordinary share. Pursuant to the agreement entered into between the Group and the grantee, the RSUs shall vest over a three-year service period starting from the date of grant, with 30%, 30% and 40% to vest on grant date of each of the years starting from 2025 to 2027, respectively, subject to the continuous service of the grantee. The fair value of the RSUs was measured as the grant-date market price of the Group’s stock at US$1.13/ADS (equivalent to US$22.6 per post-split Class A ordinary shares).

From February to April 2025, the board of the directors of the Group approved the grant of a total of 550,000 RSUs to certain departing management and employees as severance compensation, representing rights to receive 550,000 Class A ordinary shares. The RSUs were fully vested upon grant. The fair value was measured based on the grant-date market price of the Group’s stock.

A summary of the activity of the service-based RSUs for the year ended December 31, 2025 is presented as follows:

	Number of restricted shares	Weighted average grant-date fair value
		US$
Unvested as of January 1, 2024	26,850	—
Granted	63,410	30,220
Vested	(40,000)	—
Forfeited	(260)	—
Unvested as of December 31, 2024	50,000	—
Granted	550,000	3,351,000
Vested	(565,000)	—
Forfeited	—	—
Unvested as of December 31, 2025	35,000	—

The Group recorded share-based compensation expense of RMB25,329 and RMB26,796 in connection with the RSUs for the years ended December 31, 2024 and 2025, respectively. As of December 31, 2025, unrecognized share-based compensation expense related to RSUs granted to former executive officers and directors is RMB4,955, which is expected to be recognized over a weighted-average period of 1.9 years on a straight-line basis at an amount which at least equals the portion of the grant-date fair value of the RSUs that are vested at that date.

(c) Million Dollar Round Table Options (“MDRT Options”)

2023 Million Dollar Round Table Options (“2023 MDRT Options”)

On February 6, 2023, the board of directors of the Group granted share options, or the 2023 MDRT Options, to its independent high-performing agents to purchase up to 13,680,000 ordinary shares of the Group (equivalent to 34,000 Class A ordinary shares giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025). Pursuant to the option agreements entered into between the Group and the option grantees, the options vest over a two-year service period starting from the date of grant, with 50% and the remaining 50% of the options being vested on March 31, 2024 and March 31, 2025, respectively, subject to the continuous service of the option grantees and the achievement of the performance conditions. The 2023 MDRT Options expire no later than August 1, 2027, subject to earlier termination upon an optionee’s cessation of service. The 2023 MDRT Options had an exercise price of US$20.0 (RMB140.0) and an intrinsic value of US$125.0 (RMB888.0) per ordinary share on the date of grant giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025.

2024 Million Dollar Round Table Options1 (“2024 MDRT Options 1”)

On April 16, 2024, the board of directors of the Group granted share options to certain MDRT agents or the 2024 MDRT Option to purchase up to 18,088,000 ordinary shares of the Group (equivalent to 45,220 Class A ordinary shares giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025). Pursuant to the option agreements entered into between the Group and the option grantees, the options vest over a two-year service period starting from the date of grant, with 50% and the remaining 50% of the options being vested on March 31 of each of the years starting from 2025 to 2026, respectively, subject to the continuous service of the option grantees and the achievement of the performance conditions. 2024 MDRT Option expire no later than August 1, 2027, subject to earlier termination upon an optionee’s cessation of service. 2024 MDRT Option has an exercise price of US$47.24 (RMB343.28) and an intrinsic value of US$20.0 (RMB148.0) per ordinary share on the date of grant giving effect to the Group’s 1-for-400 reverse share split effected on May 21, 2025.

2024 Million Dollar Round Table Options 2 (“2024 MDRT Options 2”)

During the year of 2024, the board of directors of the Group granted share options to certain newly recruited agents and sales team leaders to purchase up to 8,330,000 ordinary shares of the Group (equivalent to 20,825 Class A ordinary shares giving effect to the Group’s 1-for-400 reverse share split effected on May 21, 2025). Pursuant to the option agreements entered into between the Group and the option grantees, the options vest over a two-year service period starting from the date of grant, with 50% and the remaining 50% of the options to be vested on March 31 of each of the years starting from 2025 to 2026, respectively, subject to the continuous service of the option grantees and the achievement of the performance conditions. 2024 MDRT Option expire no later than August 1, 2027, subject to earlier termination upon an optionee’s cessation of service. 2024 MDRT Option has an exercise price of US$20.0 (RMB145.36) and an intrinsic value with rang of US$28 (RMB192) to US$64 (RMB344) per ordinary share on the date of grant.

The Group used the binomial option pricing model in determining the fair value of the options granted, which requires the input of highly subjective assumptions, including the expected life of the stock option, stock price volatility, dividend rate and risk-free interest rate. The assumptions used in determining the fair value of the MDRT Options on the grant date were as follows:

Assumptions	2023 MDRT	2024 MDRT 1	2024 MDRT 2
Expected dividend yield (Note i)	3.69%	3.22%	3.22%
Risk-free interest rates (Note ii)	3.88%	4.81%	4.44-4.81%
Expected volatility (Note iii)	51.41%	59.78%	59.78-60.61%
Expected life in years (Note iv)	4.49	3.29	3.1-3.29
Exercise multiple (Note v)	2.80	1.0	1.0
Fair value of options on grant date	US$115.84~US$119.88	US$33.36~US$33.56	US$28.44~US$48.16

(i)	Expected dividend yield:

The expected dividend yield was estimated by the Group based on its historical and future dividend policy.

(ii)	Risk-free interest rate:

Risk-free interest rate was estimated based on the US Government Bond yield and pro-rated according to the tenor of the options as of the valuation date.

(iii)	Expected volatility:

The volatility of the underlying ordinary shares was estimated based on the annualized standard deviation of the continuously compounded rate of return on the daily average adjusted share price of the Group as of the Valuation Date.

(iv)	Expected life:

The expected life was estimated based on the end of the vesting period and the contractual term of the award of the Options plan.

(v)	Exercise multiple:

The exercise multiple was estimated based on empirical studies.

A summary of share options outstanding as of December 31, 2025, and activity during the year then ended, is presented below:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of January 1, 2024	28,250	20	3.59	3,192
Granted	66,045	38.2	3.19	1,778
Exercised	(525)	—	—	—
Forfeited	(25,099)	—	—	—
Outstanding as of December 31, 2024	68,671		2.59	57
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(36,776)	—	—	—
Outstanding as of December 31, 2025	31,895	36.12	1.59	57

For the years ended December 31, 2024, share-based compensation expense of RMB10,851 was recognized in connection with the MDRT Options. During the year ended December 31, 2025, as the performance conditions for the outstanding share options were not met, the remaining unvested MDRT Options were forfeited, leading to the reversal of related share-based compensation expense of RMB9,800 which had initially been recognized in fiscal year 2024. As of December 31, 2025, unrecognized share-based compensation expense related to unvested MDRT Options is nil.

(d) 2024 Share Option Grants

On February 2, 2024, share options were granted to certain employees of the Group and top agents to purchase 5,799,925 ADSs of MAASE as a supplement of salary and benefit packages. Pursuant to the share incentive program, the exercise price of these options was US$0.001 per MAASE’s ADS. The options were scheduled to vest over a one-year period starting from March 1, 2025, subject to the achievement of certain key performance indicators by the option holders and their continued service with the Group. The performance indicators were not met during the year of 2024 and all of the share options were forfeited. Share-based compensation expense was recognized in the first half of 2024 and reversed in the second half of 2024

On July 2, 2024, the board of directors of the Group granted share options to certain key employees (“2024 Option 4”) to purchase up to 138,000,000 ordinary shares of the Group. On July 14, 2024, Option 4 were fully exercised at an exercise price of US$0.096 per ordinary share with cash borrowed by the Grantees from the Group. As of December 4, 2024, all of the shares exercised under 2024 Option 4 have been repurchased by the Group at a price of US$0.096 per ordinary share and the loans to the Grantees for option exercise was fully repaid.